4. Property and Equipment (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018
PROPERTY AND EQUIPMENT, NET:
Equipment	$ 69,540	$ 63,000
Accumulated depreciation	(8,000)	(8,000)
Net fixed assets	$ 61,540	$ 55,000